Note 18 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments Disclosure [Text Block]
18.	Commitments and Contingencies

•	From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. On
August
5,
2015,
our Aframax tanker “Spike” (now named
“Stealth Berana”)
was arrested. This action related to security sought in connection with an arbitration proceeding involving a vessel not in the Company’s fleet that the applicant claims is under common control with the MT “Spike”. On
August
20,
2015,
the Company in order to secure the vessel’s release, lodged to the court a bank guarantee amounting to
$9,837,000.
As of
December
31,
2015,
this amount was in a restricted account and is presented under current restricted cash in the consolidated balance sheet. The bank guarantee was finally released on
November
17,
2016
and as the Company had anticipated, the outcome of this case did not have any material effect on its operations and financial position.

•	During
2014
and as amended on
November
17,
2016,
the Company has entered into separate agreements to acquire
four
LPG carriers which are currently under construction, and are described in Notes
5.
The Company has future outstanding commitments for installment payments for these agreements as follows:

December 31	Amount
2017	120,464,000
2018	36,786,000

Total	157,250,000

•	Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable, long-term time and bareboat charter contracts as of
December

31,
2016,
amount to
$94,963,675
during
2017,
$28,963,072
during
2018,
$21,150,188
during
2019,
$17,263,562
during
2020
and
$10,760,745
during
2021.
These amounts do not include any assumed off-hire. Of these amounts,
$2,023,500
for the year ending
December
31,
2017
relate to time charter agreements with Emihar Petroleum Inc.as discussed in Note
3.